Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 4,104	¥ 3,585
Amortization of leasehold improvements	¥ 196		$ 134	¥ 62